UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         Form 13F/A

                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [x]; Amendment Number: 1
   This Amendment (Check only one.):      [x] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Sleep, Zakaria & CO Ltd.
Address:        1A, Burnsall Street,
                London, SW3 3SR
                United Kingdom

Form 13F File Number: 28- 12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960

Signature, Place, and Date of Signing:

       /s/ Qais Zakaria                London               03/07/07
--------------------------------------------------------------------------
         [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:

NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total:         368,770
                                                (thousands)



List of Other Included Managers:


No.          Form 13F           File Number
---         ---------------     -------------
1            28-                The Nomad Investment Partnership L.P.

                                 FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED  NONE

COSTCO WHSL CORP NEW      COM             22160K105    68,731  1,300,000  SH         SHARED        1               1,300,000
AMAZON COM INC            COM             023135106    55,244  1,400,000  SH         SHARED        1               1,400,000
DELL INC                  COM             24702R101    47,671  1,900,000  SH         SHARED        1               1,900,000
FLEETWOOD ENT INC         COM             339099103    26,580  3,360,295  SH         SHARED        1               3,360,295
PRIMEDIA INC              COM             74157K101     3,154  1,866,000  SH         SHARED        1               1,866,000
LIBERTY GLOBAL INC        COM SER A       530555101    22,055    756,591  SH         SHARED        1                 756,591
LIBERTY GLOBAL INC        COM SER C       530555309     5,645    201,591  SH         SHARED        1                 201,591
LIBERTY MEDIA HLDG CORP   INT COM SER A   53071M104       986     45,700  SH         SHARED        1                  45,700
LIBERTY MEDIA HLDG CORP   CAP COM SER A   53071M302       896      9,140  SH         SHARED        1                   9,140
DISCOVERY HOLDING CO      CL A COM        25468Y107    24,227  1,505,691  SH         SHARED        1               1,505,691
BERKSHIRE HATHAWAY INC    CL A            084670108    54,995        500  SH         SHARED        1                     500
SEARS HLDGS CORP          COM             812350106    15,114     90,000  SH         SHARED        1                  90,000
MOHAWK INDS INC           COM             608190104    25,254    337,351  SH         SHARED        1                 337,351
SONY CORP                 ADR NEW         835699307    10,708    250,000  SH         SHARED        1                 250,000
FORD MTR CO DEL           COM PAR $0.01   345370860     7,510  1,000,000  SH         SHARED        1               1,000,000